July 5, 2019

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Emerging Markets Total Opportunities Fund

File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on July 1, 2019 of Registrant’s Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary